Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Stock issuance cost		$ 88
Series A Redeemable Convertible Preferred Stock [Member]
Stock issuance cost	$ 3,324